Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Schedule of future minimum lease payments under noncancelable operating leases and purchase commitments

The future minimum lease payments under noncancelable operating leases and purchase commitments with remaining terms greater than one year for the next five years and thereafter and in the aggregate as of December 31, 2018, are as follows:

(in thousands)	Operating Leases	Other Purchase Commitments
2019	$54,818	59,182
2020	54,738	29,036
2021	50,794	10,427
2022	42,048	6,892
2023	19,089	5,438
Thereafter	32,894	20,813
Total future minimum commitment payments	$254,381	131,788